UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2017
Date of reporting period: October 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (95.95%)
CONSUMER DISCRETIONARY – (14.69%)
Automobiles & Components – (1.64%)
Adient PLC *	1,477,778	$67,253,677
Delphi Automotive PLC	1,853,720	120,621,560
		187,875,237
Consumer Durables & Apparel – (0.51%)
Hunter Douglas N.V. (Netherlands)	1,086,380	57,976,982
Media – (1.90%)
Liberty Global PLC, LiLAC Class C *	1,038,441	28,702,509
Liberty Global PLC, Series C *	5,919,336	188,234,885
		216,937,394
Retailing – (10.64%)
Amazon.com, Inc. *	972,406	768,025,707
CarMax, Inc. *	5,424,080	270,878,555
Liberty Interactive Corp., Liberty Ventures, Series A *	737,659	29,432,594
Liberty Interactive Corp., QVC Group, Series A *	1,300,568	24,047,502
Liberty TripAdvisor Holdings Inc., Series A *	423,186	9,394,729
Priceline Group Inc. *	77,904	114,848,414
		1,216,627,501
	Total Consumer Discretionary	1,679,417,114
CONSUMER STAPLES – (0.83%)
Food & Staples Retailing – (0.83%)
Costco Wholesale Corp.	637,934	94,331,301
	Total Consumer Staples	94,331,301
ENERGY – (12.73%)
Apache Corp.	9,641,365	573,468,390
Cabot Oil & Gas Corp.	7,600,652	158,701,614
Encana Corp. (Canada)	34,188,060	326,154,093
EQT Corp.	1,653,500	109,131,000
Occidental Petroleum Corp.	3,954,675	288,335,354
	Total Energy	1,455,790,451
FINANCIALS – (31.07%)
Banks – (11.59%)
Citizens Financial Group, Inc.	4,961,410	130,683,540
JPMorgan Chase & Co.	8,916,504	617,557,067
Wells Fargo & Co.	12,530,812	576,542,660
		1,324,783,267
Diversified Financials – (17.21%)
Capital Markets – (6.30%)
Bank of New York Mellon Corp.	10,356,047	448,106,153
Charles Schwab Corp.	7,032,607	222,933,642
Moody's Corp.	485,288	48,781,150
		719,820,945
Consumer Finance – (4.42%)
American Express Co.	5,578,011	370,491,491
Capital One Financial Corp.	1,826,589	135,240,649
		505,732,140

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.49%)
Berkshire Hathaway Inc., Class A *	2,625	$566,212,500
Visa Inc., Class A	2,127,286	175,522,368
		741,734,868
		1,967,287,953
Insurance – (2.27%)
Multi-line Insurance – (0.94%)
Fairfax Financial Holdings Ltd. (Canada)	22,847	11,697,664
Loews Corp.	2,237,769	96,291,200
		107,988,864
Property & Casualty Insurance – (1.33%)
Chubb Ltd.	714,760	90,774,520
Markel Corp. *	69,736	61,188,458
		151,962,978
		259,951,842
	Total Financials	3,552,023,062
HEALTH CARE – (5.32%)
Health Care Equipment & Services – (4.86%)
Aetna Inc.	1,571,580	168,709,113
Express Scripts Holding Co. *	2,612,137	176,058,034
UnitedHealth Group Inc.	1,486,642	210,107,114
		554,874,261
Pharmaceuticals, Biotechnology & Life Sciences – (0.46%)
Valeant Pharmaceuticals International, Inc. (Canada)*	2,964,773	52,891,550
	Total Health Care	607,765,811
INDUSTRIALS – (8.33%)
Capital Goods – (8.33%)
Johnson Controls International PLC	7,535,089	303,814,789
Orascom Construction Ltd. (United Arab Emirates)*	3,101,257	16,436,662
Safran S.A. (France)	2,849,500	195,909,108
United Technologies Corp.	4,168,020	425,971,644
Wesco Aircraft Holdings, Inc. *	777,351	9,988,960
	Total Industrials	952,121,163
INFORMATION TECHNOLOGY – (13.41%)
Semiconductors & Semiconductor Equipment – (2.21%)
Texas Instruments Inc.	3,567,840	252,781,464
Software & Services – (11.20%)
Alphabet Inc., Class A *	396,977	321,511,672
Alphabet Inc., Class C *	665,507	522,116,862
ASAC II L.P. *(a)	4,156,451	4,030,927
CommerceHub, Inc., Series A *	73,725	1,107,350
CommerceHub, Inc., Series C *	147,551	2,220,643
Facebook Inc., Class A *	1,308,967	171,461,587
Fang Holdings Ltd., Class A, ADR (China)*	5,006,449	16,671,475
Microsoft Corp.	2,331,508	139,703,959
Oracle Corp.	2,641,653	101,492,308
		1,280,316,783
	Total Information Technology	1,533,098,247

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (9.57%)
Ecolab Inc.	1,060,157	$121,038,125
LafargeHolcim Ltd. (Switzerland)	7,056,595	376,900,074
Monsanto Co.	3,086,313	311,007,761
OCI N.V. (Netherlands)*	5,833,716	81,010,136
Praxair, Inc.	1,748,220	204,646,633
	Total Materials	1,094,602,729
TOTAL COMMON STOCK – (Identified cost $7,419,802,372)		10,969,149,878
PREFERRED STOCK – (1.98%)
CONSUMER DISCRETIONARY – (1.98%)
Retailing – (1.98%)
Didi Chuxing Joint Co., Series A (China)*(a)	5,938,103	226,996,457
TOTAL PREFERRED STOCK – (Identified cost $180,256,968)		226,996,457
SHORT-TERM INVESTMENTS – (1.45%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.43%, 11/01/16, dated 10/31/16, repurchase value of $40,746,487 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-10.50%, 01/15/17-10/15/46, total market value $41,560,920)	$40,746,000	40,746,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.34%, 11/01/16, dated 10/31/16, repurchase value of $27,289,258 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 08/20/45-10/01/46, total market value $27,834,780)	27,289,000	27,289,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.34%, 11/01/16, dated 10/31/16, repurchase value of $40,746,385 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-9.00%, 05/01/19-10/20/46, total market value $41,560,920)	40,746,000	40,746,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.41%, 11/01/16, dated 10/31/16, repurchase value of $57,044,650 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.09%- 4.50%, 08/01/21-10/01/46, total market value $58,184,880)	57,044,000	57,044,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $165,825,000)		165,825,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

	Total Investments – (99.38%) – (Identified cost $7,765,884,340) – (b)	$11,361,971,335
	Other Assets Less Liabilities – (0.62%)	70,378,786
	Net Assets – (100.00%)	$11,432,350,121

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are fair valued under methods approved by the Board of Directors.  The aggregate value of restricted securities amounted to $231,027,384 or 2.02% of the Fund's net assets as of October 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $7,780,531,599. At October 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$4,330,886,130
	Unrealized depreciation	(749,446,394)
	Net unrealized appreciation	$3,581,439,736

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities.  Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may price partnerships by calculating the liquidation value of the investment using the discounted value of residual cash in the vehicle.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,679,417,114	$–	$226,996,457	$1,906,413,571
Consumer Staples	94,331,301	–	–	94,331,301
Energy	1,455,790,451	–	–	1,455,790,451
Financials	3,552,023,062	–	–	3,552,023,062
Health Care	607,765,811	–	–	607,765,811
Industrials	952,121,163	–	–	952,121,163
Information Technology	1,529,067,320	–	4,030,927	1,533,098,247
Materials	1,094,602,729	–	–	1,094,602,729
Short-term securities	–	165,825,000	–	165,825,000
Total Investments	$10,965,118,951	$165,825,000	$231,027,384	$11,361,971,335

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2016:

Investment Securities:
Beginning balance	$230,824,549
Change in unrealized appreciation (depreciation)	202,835
Ending balance	$231,027,384

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2016	$202,835

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Fair Value Measurements - (Continued)

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	October 31, 2016	Technique	Input	Amount
Common Stock	$4,030,927	Discounted Cash Flow	Annualized Yield	2.02%
Preferred Stock	226,996,457	Market Approach	Transaction Price	$38.2271
	$231,027,384

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (78.91%)
CONSUMER DISCRETIONARY – (8.50%)
Automobiles & Components – (0.51%)
Adient PLC *	3,999	$181,994
Media – (1.06%)
Naspers Ltd. - N (South Africa)	2,240	375,428
Retailing – (6.93%)
Amazon.com, Inc. *	1,889	1,491,970
JD.com Inc., Class A, ADR (China)*	21,970	570,122
Vipshop Holdings Ltd., Class A, ADR (China)*	28,620	391,235
		2,453,327
	Total Consumer Discretionary	3,010,749
CONSUMER STAPLES – (0.98%)
Food, Beverage & Tobacco – (0.98%)
Nestle S.A. (Switzerland)	4,765	345,499
	Total Consumer Staples	345,499
ENERGY – (0.17%)
Transocean Ltd. *	6,255	60,111
	Total Energy	60,111
FINANCIALS – (17.80%)
Banks – (5.75%)
Citizens Financial Group, Inc.	14,280	376,135
JPMorgan Chase & Co.	12,670	877,525
U.S. Bancorp	17,545	785,314
		2,038,974
Diversified Financials – (8.68%)
Capital Markets – (2.96%)
Bank of New York Mellon Corp.	24,250	1,049,298
Consumer Finance – (2.09%)
American Express Co.	6,750	448,335
Capital One Financial Corp.	3,950	292,458
		740,793
Diversified Financial Services – (3.63%)
Berkshire Hathaway Inc., Class A *	4	862,800
Berkshire Hathaway Inc., Class B *	2,915	420,634
		1,283,434
		3,073,525
Insurance – (3.37%)
Multi-line Insurance – (3.37%)
Loews Corp.	27,770	1,194,943
	Total Financials	6,307,442
HEALTH CARE – (5.36%)
Health Care Equipment & Services – (3.35%)
Aetna Inc.	3,710	398,269
Express Scripts Holding Co. *	1,800	121,320
Quest Diagnostics Inc.	2,610	212,558
UnitedHealth Group Inc.	3,210	453,669
		1,185,816
Pharmaceuticals, Biotechnology & Life Sciences – (2.01%)
Valeant Pharmaceuticals International, Inc. (Canada)*	40,030	714,135
	Total Health Care	1,899,951

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (8.01%)
Capital Goods – (8.01%)
Brenntag AG (Germany)	8,975	$479,758
Eaton Corp. PLC	15,660	998,638
Johnson Controls International PLC	8,196	330,463
Safran S.A. (France)	2,620	180,130
Schneider Electric SE (France)	6,515	437,264
United Technologies Corp.	4,030	411,866
	Total Industrials	2,838,119
INFORMATION TECHNOLOGY – (25.44%)
Semiconductors & Semiconductor Equipment – (13.31%)
Applied Materials, Inc.	51,990	1,511,869
Intel Corp.	14,380	501,431
Lam Research Corp.	4,355	421,825
Micron Technology, Inc. *	32,055	550,064
Texas Instruments Inc.	18,700	1,324,895
Xilinx, Inc.	7,920	402,890
		4,712,974
Software & Services – (9.96%)
Baidu, Inc., Class A, ADR (China)*	1,375	243,183
Microsoft Corp.	18,840	1,128,893
Oracle Corp.	25,875	994,117
SAP SE, ADR (Germany)	13,240	1,163,002
		3,529,195
Technology Hardware & Equipment – (2.17%)
Hewlett Packard Enterprise Co.	20,830	468,050
HP Inc.	20,830	301,827
		769,877
	Total Information Technology	9,012,046
MATERIALS – (12.65%)
Axalta Coating Systems Ltd. *	20,310	510,187
Ecolab Inc.	3,975	453,826
LafargeHolcim Ltd. (Switzerland)	21,083	1,126,065
Monsanto Co.	10,645	1,072,697
PPG Industries, Inc.	5,470	509,421
Praxair, Inc.	6,905	808,299
	Total Materials	4,480,495
TOTAL COMMON STOCK – (Identified cost $23,348,376)		27,954,412
SHORT-TERM INVESTMENTS – (21.56%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.43%, 11/01/16, dated 10/31/16, repurchase value of $1,877,022 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-10.50%, 01/15/17-10/15/46, total market value $1,914,540)	$1,877,000	1,877,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.34%, 11/01/16, dated 10/31/16, repurchase value of $1,258,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 08/20/45-10/01/46, total market value $1,283,160)	1,258,000	1,258,000

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.34%, 11/01/16, dated 10/31/16, repurchase value of $1,877,018 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-7.50%, 08/15/20-10/01/46, total market value $1,914,540)	$1,877,000	$1,877,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.41%, 11/01/16, dated 10/31/16, repurchase value of $2,628,030 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 04/01/23-10/01/46, total market value $2,680,560)	2,628,000	2,628,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,640,000)	7,640,000
		Total Investments – (100.47%) – (Identified cost $30,988,376) – (a)	35,594,412
		Liabilities Less Other Assets – (0.47%)	(167,623)
		Net Assets – (100.00%)	$35,426,789

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $30,988,990. At October 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$6,587,333
		Unrealized depreciation	(1,981,911)
		Net unrealized appreciation	$4,605,422

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$3,010,749	$–	$–	$3,010,749
Consumer Staples	345,499	–	–	345,499
Energy	60,111	–	–	60,111
Financials	6,307,442	–	–	6,307,442
Health Care	1,899,951	–	–	1,899,951
Industrials	2,838,119	–	–	2,838,119
Information Technology	9,012,046	–	–	9,012,046
Materials	4,480,495	–	–	4,480,495
Short-term securities	–	7,640,000	–	7,640,000
Total Investments	$27,954,412	$7,640,000	$–	$35,594,412

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2016.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: December 30, 2016